Debt - Supplemental Cash Flow Disclosure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Interest paid, net of capitalized interest	$ 46,495	$ 40,315	$ 42,623